Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash and Cash Equivalents	The Company’s cash and cash equivalents consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Cash	$1,293	$869
Cash equivalents:
Money market funds (1)	238,855	10,493

Total cash and cash equivalents	$240,148	$11,362

Company presented $0.3 million of the total amount of restricted cash within current assets on the condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020. The remaining restricted cash balance of $1.0 million and $1.0 million is included in non-current
assets on the condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively.
Reconciliation of cash, cash equivalents and restricted cash as shown in the condensed consolidated statement of cash flows to the respective accounts within the condensed consolidated balance sheet is as follows (in thousands):

	June 30, 2021	June 30, 2020
Cash and cash equivalents	$240,148	$11,438
Restricted cash, current	276	276
Restricted cash, non-current	1,004	1,280

Total cash, cash equivalents and restricted cash	$241,428	$12,994

The Company’s cash and cash equivalents consist of the following (in thousands):

	December 31,
	2019	2020
Cash	$1,361	$869
Cash equivalents:
Money market funds	15,411	10,493
Deposits	76	—

Total cash and cash equivalents	$16,848	$11,362

Schedule of Inventory
Inventory
Inventory, consisting of material, direct and indirect labor, and manufacturing overhead, consists of the following (in thousands):

	June 30, 2021	December 31, 2020
Raw materials	$1,887	$1,376
Work in process	1,360	1,249
Finished goods	1,474	2,192

Total inventory	$4,721	$4,817

Inventory, consisting of material, direct and indirect labor, and manufacturing overhead, consists of the following (in thousands):

	December 31,
	2019	2020
Raw materials	$637	$1,376
Work in process	1,372	1,249
Finished goods	459	2,192

Total inventory	$2,468	$4,817

Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consist of the following (in thousands):
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2019	2020
Prepaid expenses	$967	$900
Security deposit	—	20
Receivable from contract manufacturer	—	1,521

Total prepaid and other current assets	$967	$2,441

Schedule of Property, Plant and Equipment
Property and equipment consists of the following (in thousands):

		December 31,
	Estimated Useful Life (in years)	2019	2020
Machinery and equipment	3	$2,683	$5,084
Computer equipment	3	410	456
Automotive and vehicle hardware	5	93	93
Software	3	104	104
Furniture and fixtures	7	721	721
Leasehold improvements	Shorter of useful life or lease term	8,863	9,265

		12,874	15,723
Less: Accumulated depreciation		(2,341)	(5,992)

Property and equipment, net		$10,533	$9,731

Schedule of Accrued and Other Current Liabilities
Accrued and Other Current Liabilities
Accrued and other current liabilities consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Customer deposits	48	71
Accrued compensation	2,478	1,618
Uninvoiced receipts	2,777	1,947
Other	956	485

Total accrued and other current liabilities	$6,259	$4,121

Accrued and other current liabilities consist of the following (in thousands):

	December 31,
	2019	2020
Customer deposits	1,555	71
Accrued compensation	1,152	1,618
Uninvoiced receipts	2,254	1,947
Other	762	485

Total accrued and other current liabilities	$5,723	$4,121